Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	71 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000250838
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TCW Flexible Income ETF (FLXR)
Without Sales Load [Member] | C000250838
Average Annual Return [Line Items]
Average Annual Return, Percent	12.88%	3.99%	6.38%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.57%